Joint ventures and associates - Summary of Transactions With Joint Ventures and Associates (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Interests In Other Entities [Abstract]
Sales and charges to joint ventures and associates	$ 12,230	$ 8,509	$ 5,426
Purchases and charges from joint ventures and associates	$ 22,286	$ 13,584	$ 8,262